Acquisitions, disposal of controlling interest, goodwill and intangible assets	12 Months Ended
Dec. 31, 2012
Acquisitions, disposal of controlling interest, goodwill and intangible assets
Acquisitions, disposal of controlling interest, goodwill and intangible assets

7                                         Acquisitions, disposal of controlling interest, goodwill and intangible assets

(a)                        2012 disposal of controlling interest in connection with establishment of Simcere MSD

Disposal of the controlling interest in Shanghai Simcere Pharmaceutical Co., Ltd(“Shanghai Simcere”)

In May 2012, Simcere Pharmaceutical Co., Ltd. (“Hainan Simcere”), entered into agreement with Merck Sharp & Dohme China Holding Co., Ltd (“MSD China”) to increase the capital injection of Shanghai Simcere Pharmaceutical Co., Ltd (“Shanghai Simcere”) and convert Shanghai Simcere from a wholly owned subsidiary of the Group into an equity joint venture. After the additional capital injection by the Group and MSD China, the Group and MSD China hold 49% and 51% of equity interest in Shanghai Simcere (subsequently renamed as “Simcere MSD (Shanghai) Pharmaceutical Co., Ltd” or “Simcere MSD”), respectively. The Group’s equity interest in Shanghai Simcere reduced from 100% to 49% on July 11, 2012. Shanghai Simcere engages in the distribution and promotion of certain cardiovascular drugs in the PRC.

The disposal of controlling interest in Shanghai Simcere was accounted as transfer of a subsidiary that constitutes a business in exchange for an increase in an equity-method investee. The remaining 49% equity interest in Shanghai Simcere was recorded at RMB53,000 (US$8,507), representing the fair value on the closing date of July 11, 2012. Accordingly, the Company recognised a gain of RMB24,789 (US$3,979), representing the difference of the fair value of 49% equity interest in Simcere MSD of RMB53,000 and the carrying value of Shanghai Simcere and the capital injection by the Group of RMB28,211 (US$4,528).

Investment in and advances to affiliate companies consist of the following items:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Investment in and advances to Shanghai Celgen	91,355	—	—
Investment in Simcere MSD	—	56,785	9,115
Total investment in and advance to affiliate companies	91,355	56,785	9,115

The changes in the carrying amount of investment in and advances to affiliate companies for the years ended December 31, 2011 and 2012 are as follows:

	Investment in and advances to Shanghai Celgen	Investment in Simcere MSD	Total
December 31, 2010	121,220	—	121,220
Interest income from advances to Shanghai Celgen (note 19)	1,827	—	1,827
Repayment from Shanghai Celgen (note 19)	(19,500)	—	(19,500)
Equity in losses of Shanghai Celgen	(12,192)	—	(12,192)
December 31, 2011	91,355	—	91,355
Interest income from advances to Shanghai Celgen (note 19)	828	—	828
Equity in losses of Shanghai Celgen	(10,159)	—	(10,159)
Reclassify the investment in Shanghai Celgen to assets held for sale (note 1(c))	(65,036)	—	(65,036)
Reclassify the advances to Shanghai Celgen to other current assets (note 19(d))	(16,988)	—	(16,988)
Investment in Simcere MSD	—	53,000	53,000
Equity in earnings of Simcere MSD	—	5,300	5,300
Unrealized profit of inventory sold to Simcere MSD	—	(1,515)	(1,515)
December 31, 2012	—	56,785	56,785

(b)                       2011 acquisitions

Acquisition of the redeemable non-controlling interest in Jilin Boda Pharmaceutical Co., Ltd.(“Jilin Boda”)

In June 2010, the Group entered into a series of transactions to: i) acquire approximately 39.19% of the equity interest in Boda through an acquisition of 80% equity interest in Nanjing Xiangao Investments management Co., Ltd. (“Nanjing Xiangao”), an investment holding company which holds 48.99% of the equity interest in Jilin Boda; and ii) acquire the remaining 20% equity interest in Nanjing Xiangao (effectively approximately 9.80% equity interest in Jilin Boda) through a put and call arrangement.

The put and call options are exercisable after 1 year from the date of acquisition of the 39.19% equity interest in Jilin Boda. The exercise prices for the call and the put options of the 9.80% equity interest in Jilin Boda held by Nanjing Xiangao are the same and equal to RMB43,600 plus 9.80% of the net profit attributable to Jilin Boda for the period beginning January 1, 2010 to the date of the exercise. Accordingly, the non-controlling interest was recorded outside of permanent equity as redeemable non-controlling interest on the consolidated balance sheet and initially recorded at the fair value of RMB45,677 on July 4, 2010.  The Group recognized RMB41,505 as a reduction to additional paid-in-capital which represented the difference between the fair value and the carrying amount of the non-controlling interest on July 4, 2010. Subsequently, the redeemable non-controlling interest is carried at the higher of (1) the initial carrying amount, increased or decreased for the non-controlling interest’s share of net income or loss or (2) the expected redemption value. The change of the carrying amounts of the redeemable non-controlling interest is recognized as net income attributable to redeemable non-controlling interest in the consolidated statements of comprehensive income.

On December 31, 2011, the Group exercised the call option to acquire the remaining 20% equity interest in Nanjing Xiangao for a cash consideration of RMB40,040, being RMB8,791 less than the redemption value. The difference between the redemption value and the carrying amount of the redeemable non-controlling interest was recognized as an addition to the additional paid-in-capital. As a result of the acquisition of the redeemable non-controlling interest, the Group increased its equity interest in Jilin Boda from 90.19% to 99.99%.

Redeemable
Non-controlling
Interest
RMB
Balance as of December 31, 2010	47,453
Income attributable to the redeemable non-controlling interest	1,378
Acquisition of redeemable non-controlling interest	(48,831)
Balance as of December 31, 2011 and December 31, 2012	—

(c)                        2010 acquisitions

Acquisition of a 14.29% equity interest in Nanjing Tung Chit

On April 2, 2010, the Group acquired 14.29% equity interest in Nanjing Tung Chit Pharmaceutical Co., Ltd (“Nanjing Tung Chit”) for cash consideration of RMB6,280. As a result of the acquisition of the additional 14.29% equity interest, Nanjing Tung Chit became a wholly owned subsidiary of the Group. The additional purchase of equity interest in Nanjing Tung Chit did not constitute a change in control. The non-controlling interest was reduced by RMB261 and the Group recognized RMB6,019 as a reduction to additional paid-in-capital which represents the difference between the fair value of the consideration and the carrying amount of the 14.29% non-controlling interest acquired as of the purchase date.

Acquisition of an additional 39.19% equity interest in Jilin Boda

As described in Note 7(b), the Group acquired 39.19% equity interest in Jilin Boda on July 4, 2010. The additional purchase of equity interest in Jilin Boda did not constitute a change in control. The total purchase consideration was RMB174,185 consisting of i) cash consideration of RMB 170,147 and ii) the difference between the fair value of buildings, machinery and equipment of RMB30,430 transferred to the selling shareholder and RMB 26,392 consideration receivable from the selling shareholder for the transfer of such assets and equity interest. The non-controlling interest was reduced by RMB48,075 upon the completion of this acquisition. The Group recognized RMB126,110 as a reduction to additional paid in capital which represents the difference between the fair value of the consideration and the carrying amount of the 39.19% non-controlling interest acquired as of the purchase date.

(d)                       Intangible assets

The Group’s intangible assets related to the Group’s acquisitions consisted of the following:

	December 31, 2011
	Amortization period	Gross carrying amount	Accumulated amortization	Accumulated impairment	Net carrying amount
	Years	RMB	RMB	RMB	RMB
Customer relationships	4-11	37,418	(29,148)	—	8,270
Developed technologies	7-16	347,640	(111,354)	—	236,286
Product trademarks	6-10	4,303	(3,487)	—	816
Manufacturing and supply licenses	1-5	9,544	(9,544)	—	—
In-process research and development		93,100	—	—	93,100

Total intangible assets		492,005	(153,533)	—	338,472

	December 31, 2012
	Amortization period	Gross carrying amount	Accumulated amortization	Accumulated impairment	Net carrying amount
	Years	RMB	RMB	RMB	RMB
Customer relationships	4-11	37,418	(33,533)	—	3,885
Developed technologies	7-16	347,188	(139,704)	—	207,484
Product trademarks	6-10	4,303	(3,958)	—	345
Manufacturing and supply licenses	1-5	9,544	(9,544)	—	—
In-process research and development		93,100	—	(70,100)	23,000

Total intangible assets		491,553	(186,739)	(70,100)	234,714

Total — US$		78,900	(29,974)	(11,252)	37,674

Amortization expense of customer relationships is recognized in sales, marketing and distribution and amortization expense for developed technology, product trademarks and manufacturing and supply licenses is recognized in cost of materials and production. The amortization expense for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Costs of materials and production	31,703	28,330	28,821	4,626
Sales, marketing and distribution	5,425	5,401	4,385	704
Total amortization expense	37,128	33,731	33,206	5,330

The estimated amortization expense of the Group’s intangible assets with definite lives for the year ended December 31 is as follows:

RMB
2013	29,988
2014	28,793
2015	28,505
2016	28,139
2017	22,066

The Group performed its annual impairment test on IPR&D on December 31, 2012. Considering the Group’s business strategy will focus on pharmaceutical business, the Group reassessed the commercialization of its in-process R&D projects of vaccine business and revised the vaccine business plan. Due to lowered expectation for future sales and profitability of the vaccine products currently under development, the Group recognized an impairment loss of RMB70,100 (US$11,252) on IPR&D associated with the acquisition of Jiangsu Quanyi in the consolidated statements of comprehensive income.

(e)                        Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 are as follows:

	Year ended December 31,
	2011	2012	2012
	RMB	RMB	US$
Balance at as of January 1
Gross goodwill	386,334	386,334	62,011
Accumulated impairment losses	(76,398)	(76,398)	(12,263)
Net goodwill as of January 1	309,936	309,936	49,748

Goodwill acquired during the year	—	—	—
Impairment loss	—	(25,316)	(4,063)

Balance as of December 31
Gross goodwill	386,334	386,334	62,011
Accumulated impairment losses	(76,398)	(101,714)	(16,326)
Net goodwill as of December 31	309,936	284,620	45,685

In 2009, during the course of the Group’s acquisition of the additional 15% equity interest in Jiangsu Quanyi, the SFDA issued a public notice announcing the initiation of a comprehensive investigation into the quality controls on the production of human use rabies vaccines and ordered Jiangsu Quanyi to halt marketing and production of all products, including human use rabies vaccines. Four batches of human use rabies vaccines manufactured by Jiangsu Quanyi between July and October 2008 were found to have quality problems based on preliminary investigation by the SFDA. In May 2010, upon the completion of the SFDA investigation, Jiangsu Quanyi was fined RMB25,638 for sale of substandard human use rabies vaccines; Jiangsu Quanyi was required to bear the cost of patient re-vaccinations of up to RMB23,034;  Jiangsu Quanyi had its Good Manufacturing Practice (“GMP”) certificate for the production of human use rabies vaccines  revoked and, certain of Jiangsu Quanyi’s employees were prohibited to engage in the production and marketing of pharmaceutical products for a period of ten years. Such employees were also subject to a criminal investigation.

As of December 31, 2009, the Group had recognized an accrual of RMB50,300 for the matter described above, representing the penalty of RMB25,638 by Changzhou Food and Drug Administration, RMB23,034 for the cost for re-vaccinations and a penalty of RMB1,628 levied by the People’s Court of Tianning district, Changzhou. As of December 31, 2012, RMB45,266 (US$7,266) of the penalty and cost for re-vaccinations was paid and the remaining balance of RMB5,034 (US$808) was included in other current liabilities. Management determined that the contingency that existed at December 31, 2009, being the SFDA investigation which was based on events and facts and circumstances that existed at the acquisition date, and the resolution of the contingency subsequent to December 31, 2009 provided an indication that the fair value of the reporting unit was below its carrying amount as of December 31, 2009.

Therefore, management performed impairment testing for the goodwill of the vaccines reporting unit as of December 31, 2009.  Based on such impairment testing, the carrying amount of the vaccine reporting unit as of December 31, 2009 was greater than the fair value of the vaccine reporting unit as determined using the present value of expected future cash flows, and the carrying amount of the vaccine reporting unit goodwill as of December 31, 2009 exceeded the implied fair value of that goodwill. As a result, the Group recognized a goodwill impairment charge of RMB76,398 as of December 31, 2009 to reduce the vaccine reporting unit goodwill to its implied fair value.

On January 24, 2011, the criminal investigation of Jiangsu Quanyi in respect of sale of substandard human use rabies vaccines was completed. According to the final judgment by the Intermediate People’s Court of Changzhou City, Jiangsu Province, in addition to the RMB50,300 described above, a penalty of RMB3,000 was imposed on the Group.

The Group reached a settlement agreement with certain former shareholders of Jiangsu Quanyi in the second quarter of 2011, in respect of the acquisition of a 37.5% equity interest in Jiangsu Quanyi. Pursuant to the settlement agreement, the Group received a total of RMB50,000 in 2011, which was recognized as other operating income for the year ended December 31, 2011. In March 2012, the Group reached a settlement agreement with the selling shareholders and former directors of China Vax, in respect of the acquisition of 100% equity interest in China Vax. China Vax is a Cayman Islands investment holding company which then holds 15% equity interest in Jiangsu Quanyi. Pursuant to the settlement agreement, the Group agreed to pay US$2,030 of the remaining consideration payable of US$4,511 to the selling shareholders of China Vax. The reduction of the consideration payable of US$2,481 (RMB15,650) representing the difference between US$4,511 previously recognized as consideration payable (included in other current liabilities) and US$2,030, the settlement amount was recognized as other operating income for the year ended December 31, 2012.

During the year ended December 31, 2011, the Group underwent a restructuring of the vaccine reporting unit.  Jiangsu Quanyi established a subsidiary, Jiangsu Simcere Vaxtec Bio-Pharmaceutical Co., Ltd. (“Jiangsu Vaxtec”), to take over the vaccine business from Jiangsu Quanyi. Jiangsu Vaxtec obtained the GMP certificate of influenza vaccine and commenced production in March 2013.

The Group performed its annual goodwill impairment test as of December 31, 2012. Considering the Group’s business strategy will focus on pharmaceutical business, the Group reassessed the commercialization of in-process R&D projects of vaccine business and revised the vaccine business plan. As a result, in 2012, a goodwill impairment loss of RMB25,316 (US$4,063) was recognized in the vaccine reporting unit since the carrying amount of the reporting unit was greater than the fair value of the reporting unit (as determined using the expected present value of future cash flows) and the carrying amount of the reporting unit goodwill exceeded the implied fair value of that goodwill.